Trade and other payables (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
IfrsStatementLineItems [Line Items]
Revenue from government grants		£ 163	£ 362
Midatech pharma (espana) SL (formerly midatech biogune SL) [member] | Spanish Government Reindustrialization Programme [Member]
IfrsStatementLineItems [Line Items]
Government grants				£ 6,600
Midatech pharma (espana) SL (formerly midatech biogune SL) [member] | Spanish Government Reindustrialization Programme [Member] | Cash Backed Guarantee [Member]
IfrsStatementLineItems [Line Items]
Government grants				£ 2,900,000
Government Project [Member]
IfrsStatementLineItems [Line Items]
Revenue from government grants			£ 124